CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2018	May 31, 2017
Current assets
Cash and cash equivalents	$ 52,964	$ 78,310
Prepaid expenses	1,410	1,410
Total current assets	54,374	79,720
Investment	2,050,000	0
Security deposit	0	50,000
Property, plant and equipment, net of accumulated depreciation of $2,674 and $1,784	0	890
Intangible assets, net of accumulated amortization of $1,260 and $828	898	1,330
Total assets	2,105,272	131,940
Current liabilities
Accounts payable and accrued liabilities	826,621	581,765
Accrued compensation, related party	120,417	53,750
Due to related party	17,930	17,930
Accrued interest	24,748	20,171
Accrued interest, related party	5,143	106,022
Notes payable, related parties	75,137	699,208
Notes payable	310,000	0
Convertible notes payable, net of discount of $561,599 and $57,644	43,401	252,356
Derivative liability	1,265,751	95,276
Total current liabilities	2,689,148	1,826,478
Noncurrent liabilities
Convertible notes payable, related parties, net of discount of $65,918 and $0	2,832	192,000
Convertible notes payable - Long Term, net of discount of $733,928 and $0	41,072	0
Total Liabilities	2,733,052	2,018,478
Commitments and contingencies
Stockholder’s equity
Common stock, $0.0001 par value; 250,000,000 shares authorized; 50,128,972 and 32,582,944 shares issued and outstanding at May 31, 2018 and May 31, 2017, respectively	5,013	3,286
Preferred stock, $0.001 par value; 20,000,000 shares authorized; no shares issued	0	0
Additional paid-in capital	17,628,717	7,032,836
Stock payable	307,584	68,950
Accumulated deficit	(18,569,094)	(8,991,610)
Total stockholder’s equity (deficit)	(627,780)	(1,886,538)
Total liabilities and stockholders’ equity (deficit)	$ 2,105,272	$ 131,940